U.S. Securities and Exchange Commission
Washington, D.C. 20549

Form 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24F-2



1. Name and address of issuer:

     Analysts Investment Trust
     9200 Montgomery Road, Suite 13A
     Cincinnati, OH 45242

2. Name and each series or class of funds for which this notice is filed:

     Analysts Stock Fund, Analysts Fixed Income Fund, Analysts internet.fund

3. Investment Company Act File Number:                           811-7778
   Securities Act File Number:                                   33-64370


4a.Last day of fiscal year for which this notice is filed:              7/31/00
4b.Check box if this Form is being filed late (more than 90 days
   after the end of the issuer's fiscal year).                              [ ]
4c.Check box if this is the last time the issuer will be
   filing this form.                                                        [ ]

5. Calculation of Registration Fee:

(i)  Aggregate sales price for shares sold during the fiscal
     year pursuant to section 24(f):                                 $3,747,430

(ii) Aggregate price of securities redeemed or repurchased during the
     fiscal year:                                                   -$2,859,958

(iii) Aggregate price of securities redeemed or repurchased during any fiscal year ending no earlier than October 11, 1995 that were not previously
     used to reduce registration fees payable to the Commis            -$47,758

(iv) Total available redemtion credits
     (add Items 5(ii) and 5(iii):                                   -$2,907,716

(v) Net sales - if item 5(i) is greater than Item 5(iv)
    (subtract Item 5(iv) from Item 5(i)):                              $839,714

(vi) Redemption credits available for use in future years - if Item 5(i)
     is less than Item 5(iv) (subtract Item 5(iv) from Item 5(i):           $0

(vii) Multiplier for determining registration fee:                     0.000295

(viii) Registration fee due (multiply Item 5(v) by Item 5(vii) (enter "0" if
      no fee is due):                                                   $247.72

6. Prepaid Shares

     If the response to item 5(I) was determined by                          $0
     deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

     If there is a number of shares or other units that were                 $0
     registered pursuant to rule 24e2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest due - if this Form is being filed more than 90 days after the end
    of the issuer's fiscal year:                                             $0

8. Total of the amount of the registration fee due plus any interest due
   (line 5(viii) plus line 7):                                           $247.72

9. Date the registration fee and any interest payment was sent to the
   Commissions lockbox depository:                                      9/29/00

Method of Delivery:                                           (X) wire transfer
                                                              ( ) mail


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:

/s/ David Lee Manzler
David Lee Manzler Jr., President & Treasurer



Date:  9/11/00